Deferred Revenue	12 Months Ended
Mar. 31, 2020
Deferred Revenue
Deferred revenue

35.  Deferred Revenue

	March 31,
	2019	2020
Global Distribution System provider	652,895	351,974
Loyalty program	22,816	5,942
Total	675,711	357,916

Non-current	96,392	232,069
Current	579,319	125,847
Total	675,711	357,916

"Global Distribution System providers" represents the amount received upfront by the group as a part of commercial arrangement with the Global Distribution System ("GDS") providers for facilitating the booking of airline tickets on our websites or other distribution channels. The same is recognized as revenue for actual airline tickets sold over the total number of airline tickets to be sold as per the term of the agreement, in both cases sold on such GDS platforms, and the balance amount is recognized as deferred revenue.

	March 31,
	2019	2020
At 1 April	1,470,710	675,711
Recorded in statement of profit or loss	(794,999)	(317,795)
At 31 March	675,711	357,916